Change in Accounting Principle - Stock Based Compensation - Components of Company's Consolidated Statement of Operations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Cost of goods sold	199,460				142,646					756,597	601,735	501,132
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Selling, general and administrative expense	101,366				77,365					505,485	329,506	274,836
Income (loss) from operations	511				(2,097)					(69,036)	26,843	(3,216)
Interest expense	(840)				(1,575)					(5,776)	(5,134)	(3,150)
Income (loss) before income taxes	(329)				(3,672)					(74,812)	21,709	(6,366)
Income tax expense	(168)				56					(62,023)	1,121	685
Net income (loss)	(161)	(28,362)	1,685	17,616	(3,728)	24,054	(4,830)	7,582	(6,218)	(12,789)	20,588	(7,051)
Shares used in computing basic and diluted net income (loss) per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ 0.00	$ (0.79)	$ 1,685.00	$ 17,616.00	$ (3,728.00)	$ 24,054.00	$ (7,166.00)	$ 75,820.00	$ (62,180.00)	$ (1.36)	$ 43,991.00	$ (70,510.00)
As Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues											958,084	772,752
Cost of goods sold											601,735	501,132
Gross profit											356,349	271,620
Selling, general and administrative expense											329,753	275,859
Income (loss) from operations											26,596	(4,239)
Interest expense											(5,134)	(3,150)
Income (loss) before income taxes											21,462	(7,389)
Income tax expense											1,121	685
Net income (loss)											20,341	(8,074)
Shares used in computing basic and diluted net income (loss) per share											468	100
Basic and diluted net income (loss) per share											$ 43,464.00	$ (80,740.00)
As Revised [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues											958,084	772,752
Cost of goods sold											601,735	501,132
Gross profit											356,349	271,620
Selling, general and administrative expense											329,506	274,836
Income (loss) from operations											26,843	(3,216)
Interest expense											(5,134)	(3,150)
Income (loss) before income taxes											21,709	(6,366)
Income tax expense											1,121	685
Net income (loss)											$ 20,588	$ (7,051)
Shares used in computing basic and diluted net income (loss) per share											468	100
Basic and diluted net income (loss) per share											$ 43,991.00	$ (70,510.00)